December 7, 2015

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC  20549

Attention:  Matthew Crispino, Attorney- Advisor

Re:                             Atlassian Corporation Plc

Registration Statement on Form F-1 (File No. 333-207879)

Ladies and Gentlemen:

Pursuant to Rule 460 of the General Rules and Regulations under the Securities Act of 1933, as amended, we wish to advise that between November 30, 2015 and the date hereof, approximately 7,443 copies of the Preliminary Prospectus dated November 27, 2015 were distributed to prospective underwriters, institutional investors and prospective dealers in connection with the above-captioned Registration Statement.

We wish to advise you that the participating underwriters have complied and will continue to comply with the requirements of Rule 15c2-8 under the Securities Exchange Act of 1934, as amended.

We hereby join in the request of the registrant that the effectiveness of the above-captioned Registration Statement, as amended, be accelerated to 4:00 p.m. Eastern Time, on Wednesday, December 9, 2015 or as soon thereafter as practicable.

[signature page follows]

Very truly yours,

GOLDMAN, SACHS & CO.

MORGAN STANLEY & CO. LLC

As representatives of the Underwriters

By:	Goldman, Sachs & Co.

By:	/s/ Matt Leavitt
	Name:	Matt Leavitt
	Title:	Managing Director

By:	Morgan Stanley & Co. LLC

By:	/s/ Mark Kang
	Name:	Mark Kang
	Title:	Vice President